Earnings per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings per Share

22. Earnings per Share

The following table sets forth the computation of basic and diluted income attributable to common shareholders of Sinovac per share (in thousands, except for number of shares and per share data):

	For the year ended December 31
	2022	2021	2020
Numerator
Net income	$88,131	$14,458,911	$185,179
Less: Income (loss) attributable to non-controlling interests	(25,735)	5,991,431	74,810
Income attributable to shareholders of Sinovac	113,866	8,467,480	110,369
Less: Preferred stock dividends	5,982	5,982	6,015
Net income attributable to shareholders of Sinovac	107,884	8,461,498	104,354
Net income attributable to shareholders of Sinovac for computing diluted net income per share	113,866	8,467,480	110,369
Denominator
Basic weighted average number of common shares outstanding	99,502,243	99,311,551	98,897,345
Dilutive effect of stock options and preferred shares	14,670,539	14,694,432	14,765,017
Diluted weighted average number of common shares outstanding	114,172,782	114,005,983	113,662,362
Earnings per share
Basic net income per share	1.08	85.20	1.06
Diluted net income per share	1.00	74.27	0.97

As the Company announced on February 22, 2019, the Company’s Board of Directors determined that certain shareholders became Acquiring Persons, and a Trigger Event occurred under the Rights Agreement. As a result, 27,777,341 new common and 14,630,813 preferred shares of the Company were issued into a trust for the benefit of the holders of the valid and outstanding Rights. Releasing these shares from the trust is contingent on an outcome from the Company's legal proceeding in Antigua (Note 18). Without the effect of the implementation of the Rights Agreement and the newly issued common and preferred shares, basic weighted average number of common shares outstanding and diluted weighted average number of common shares outstanding would be 71,724,902 and 71,764,628, respectively. And the basic and diluted earnings per share for 2022 would be $ 1.59.